Warrant liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Warrant liabilities	Warrant liabilities
As mentioned in Note 4, as part of the SPAC Transaction, 13,799,948 Public Warrants and 9,360,000 Private Placement Warrants issued by Spartan, which had a fair value of €42,253 thousand at the time of the transaction and they have been assumed by the Group. At December 31, 2023, the Group had no Public Warrants and no Private Placement Warrants outstanding after the Public Warrant holders exchanged all their warrants on October 3, 2023 and October 18, 2023 respectively. Private Placement Warrants holders exercised all their warrants on April 15, 2022.
Public Warrants entitled the holder to convert each warrant into one ordinary share of the Company of €0.12 par value at an exercise price of $11.50 (€10.80)[10], and could be exercised starting 30 days after the SPAC Transaction. The Private Placement Warrants had terms and provisions that are identical to those of the Public Warrants, with the exception that as long as the Private Placement Warrants are held by Spartan, they may be exercised for cash or on a cashless basis, and they could not be transferred, assigned, or sold until 30 days after the Business Combination.
The cashless basis exercise entitled the Private Placement Warrants holders to convert the warrants into a number of Allego ordinary shares of €0.12 par value equal to the quotient obtained by dividing the product of the number of ordinary shares of Allego underlying the warrants and the excess of the fair market value over the exercise price of the warrants by the fair market value. For the purpose of the calculation above, the fair market value shall mean the average last reported sale price of the ordinary shares of Allego for the ten trading days ending on the third trading day prior to the date on which notice of exercise of the warrant is given.
Exchange of warrants
On April 15, 2022, all the Private Placement Warrants were exercised on a cashless basis, and the Private Placement Warrants holders received 1,334,949 ordinary shares of the Company. The Private Placement Warrants had a fair value of €13,854 thousand on the exercise date. For further details regarding the Private Placement Warrants exercise refer to Note 23.
In August 25, 2023, the Company announced the commencement of an exchange offer which provided Public Warrant holders the opportunity to receive 0.23 Ordinary Shares of the Company in exchange for each warrant tendered by such holders. This offer coincided with a solicitation of consents from holders of the Public Warrants to amend the Warrant Agreement, and require that each Public Warrant that is outstanding upon the closing of the exchange offer be converted into 0.207 Ordinary Shares of the Company.
On October 3, 2023, the Company exchanged 13,029,838 Public Warrants for Ordinary Shares of the Company at an exchange ratio of 0.23 shares for each Public Warrant exchanged. As a result, the Company issued 2,996,918 Ordinary Shares which includes fractional shares[7]. In connection with the exchange, the Company entered into the related amendment to the warrant agreement after receiving approval of approximately 94.3% by outstanding Public Warrant holders in relation to the consent solicitation, and exercised its right to exchange all remaining untendered Public Warrants at an exchange ratio of 0.207 Ordinary Shares of the Company for each warrant. The fair value of the Public Warrants that were exchanged on October 3, 2023 amounted to €7,298 thousand.
On October 18, 2023, in connection with the amendment of the Warrant Agreement, the Company exercised its right to exchange the remaining 770,110 Public Warrants for Ordinary Shares of the Company at an exchange ratio of 0.207 shares for each Public Warrant exchanged. As a result, the Company issued 159,413 Ordinary Shares. An additional 299 shares were issued in relation to the Public Warrants exchanged on October 18, 2023 to account for fractional shares[11]. The fair value of the Public Warrants that were exchanged on October 18, 2023 amounted to €271 thousand.
Movements in warrant liabilities
The financial liabilities for the warrants are accounted for at fair value through profit or loss. For further details on the assumptions and models used for estimating the fair value of the derivative warrants refer to Note 32.
During the year ended December 31, 2023 the Group recognized a total net fair value loss of €6,273 thousand (2022: gain of €27,103 thousand, 2021: € nil ) in relation to the Public Warrants, in the consolidated statement of profit or loss, within finance income/(costs).
Movements in the warrant liabilities for the year ended December 31, 2023 are summarized as follows:

	Public Warrants		Private Placement Warrants		Total
	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)
As at January 1, 2022	—	—	—	—	—	—
Warrants assumed on Transaction date	13,799,948	21,260	9,360,000	20,993	23,159,948	42,253
Warrants exercised	—	—	(9,360,000)	(13,854)	(9,360,000)	(13,854)
Change in fair value of warrant liabilities	—	(19,964)	—	(7,139)	—	(27,103)
As at December 31 , 2022	13,799,948	1,296	—	—	13,799,948	1,296
Change in fair value of warrant liabilities	—	6,273	—	—	—	6,273
Warrants exercised	(13,799,948)	(7,569)	—	—	(13,799,948)	(7,569)
As at December 31 , 2023	—	—	—	—	—	—